Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 31, 2022
Restructuring and Asset Impairment Charges [Abstract]
RESTRUCTURING AND ASSET IMPAIRMENT CHARGES

21.    RESTRUCTURING AND ASSET IMPAIRMENT CHARGES

The Company has been reviewing, planning, and implementing various strategic initiatives targeted principally at reducing costs, enhancing organizational efficiency and optimizing its business model. As part of this process, the Company undertook several restructuring activities during 2022.

In February 2022, with the passage of Regulation 227, followed by the Joint Resolution 539 of 2022 by the Colombian Government in April 2022, the Company could export cannabis flower for medicinal use. With this significant development, the Company evaluated its current production capacity for cannabis extracts and thus identified the need to scale back on some of the extraction capacity and related assets. This initiative included a global workforce reduction and actions to right-size the Company’s extraction related assets, which triggered some asset write-off charges.

In December 2022, the Company approved a plan to shut-down its cultivation activities in Portugal in order to preserve cash. Subsequently, in January 2023, the Company further approved the wind-down of the entire Portuguese operations to improve operating margin and solely focusing its Cannabis cultivating and production in Colombia. Under this restructuring plan, the Company expects its Portuguese flower cultivation, post-harvest processes, and manufacturing activities to cease in full by the end of the first quarter of 2023. As we work to complete the wind-down process for our Portugal operations, we are also preparing for the sale process of these assets, with a goal to complete the sale during the fiscal year ending December 31, 2023.

Our restructuring charges are comprised primarily of costs related to asset abandonment, including future lease commitments, and employee termination costs related to headcount reductions.

The following table summarizes the activities related to the restructuring program for the year ended December 31, 2022:

	Employee severance and related benefits	Asset Impairment	Costs associated with Exit and Disposal Activities	Total
Total restructuring charges	$2,233	$23,865	$844	$26,942
Charges against the reserve	—	(23,571)	—	(23,571)
Cash payment	(826)	(294)	(14)	(1,134)
Balance at December 31, 2022	$1,407	$—	$830	$2,237

As part of its restructuring activities, the Company has incurred expenses that qualify as exit and disposal costs under GAAP. For the year ended December 31, 2022, total restructuring charges included employee severance of $2,233, asset write-off of $23,865, and exit and disposal cost of $844. Asset write off includes Property, plant and equipment write offs of $10,396 and other assets write off of $1,494 related to the exit of the Portuguese operations including inventory reserve of $6,726 and costs to maintain the facilities until an orderly wind-down. The Company charged the restructuring program costs to other operating expenses. The Company does not expect further material charges because of the closure of the Portugal facilities.

During the year ended December 31, 2022, the Company made payments of $1,134 for employee-related and other costs, respectively. The remaining exit and disposal costs were non-cash expenses. As of December 31, 2022, the liability related to the exit and disposal costs was $2,237, which is included in Accrued expenses and Other current liabilities.